Investment in Affiliates - Navios Midstream (Details) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended				9 Months Ended	11 Months Ended
	Feb. 16, 2017 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 05, 2017 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 28, 2018	Jun. 18, 2018 shares	Jun. 30, 2017 USD ($)	Oct. 13, 2014	Nov. 16, 2017 shares	Dec. 31, 2017 USD ($)
Investments In And Advances To Affiliates [Line Items]
Carrying amount of investment in Navios Midstream		$ 116,136			$ 116,136						$ 125,062
Equity/ (loss) in net earnings of affiliated companies		4,229	$ (57,728)		$ (59)			$ (54,960)
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
General partner interest					2.00%				2.00%
Limited partner interest					57.00%
Carrying amount of investment in Navios Midstream		104,736			$ 104,736						113,662
Loss recognised as a result of the issuance of common units of Navios Midstream		0	(5)		0			(54)
Unamortized difference of investment		24,294			24,294						$ 37,158
Equity/ (loss) in net earnings of affiliated companies		3,472	993		(1,536)			3,452
Aggregate consideration for general partner interests	$ 79			$ 5
Dividends received from affiliates		1,576	$ 5,326		6,902			10,649
General partnership interests | shares	6,446			412
Total market value of the investment		$ 47,272			$ 47,272
Equity/ (loss) in net earnings of affiliated companies								$ 59,104
Navios Midstream | Acquisition Proposal
Investments In And Advances To Affiliates [Line Items]
Stock for units exchange ratio						6,292
Navios Midstream | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Converted | shares										9,342,692
Conversion ratio										1
Navios Midstream | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Converted | shares							1,592,920
Conversion ratio							1